Preferred-Plus ETF
Schedule of Investments
June 30, 2024 (Unaudited)

PREFERRED STOCKS - 98.8%	Shares	Value
Agriculture - 1.0%
CHS, Inc. Series 4, 7.50%, Perpetual (Callable 01/21/2025) (g)	4,475	$116,350

Auto Manufacturers - 2.5%
Ford Motor Co.	–	$–
6.00%, 12/01/2059 (Callable 12/01/2024) (g)	6,233	146,475
6.20%, 06/01/2059 (Callable 07/31/2024) (g)	5,650	135,261
		281,736

Banks - 35.2%(a)
Bank of America Corp.	–	$–
Series HH, 5.88%, Perpetual (Callable 07/31/2024)	3,947	98,675
Series LL, 5.00%, Perpetual (Callable 09/17/2024)	5,760	126,432
Series PP, 4.13%, Perpetual (Callable 02/02/2026)	5,002	92,087
Series QQ, 4.25%, Perpetual (Callable 11/17/2026)	5,038	93,858
Series SS, 4.75%, Perpetual (Callable 02/17/2027)	6,040	125,692
Citigroup Capital XIII 11.96% (3 mo. Term SOFR + 6.63%), 10/30/2040 (Callable 07/31/2024) (g)	3,942	115,382
Citizens Financial Group, Inc., Series D, 9.21% to 07/06/2024 then 3 mo. Term SOFR + 3.90%, Perpetual (Callable 07/08/2024)	5,874	146,615
ConnectOne Bancorp, Inc., Series A, 5.25% to 09/01/2026 then 5 yr. CMT Rate + 4.42%, Perpetual (Callable 09/01/2026)	4,790	96,566
Fifth Third Bancorp	–	$–
Series I, 9.30% to 9/30/2024 then 3 mo. Term SOFR + 3.97%, Perpetual (Callable 07/31/2024)	1,729	43,848
Series K, 4.95%, Perpetual (Callable 09/30/2024) (g)	3,830	74,532
First Citizens BancShares, Inc./NC Series A, 5.38%, Perpetual (Callable 03/15/2025) (g)	4,314	93,053
JPMorgan Chase & Co.	–	$–
Series DD, 5.75%, Perpetual (Callable 09/01/2024)	8,662	215,684
Series EE, 6.00%, Perpetual (Callable 09/01/2024)	4,327	108,608
Series LL, 4.63%, Perpetual (Callable 06/01/2026)	5,160	108,051
Series MM, 4.20%, Perpetual (Callable 09/01/2026)	3,000	57,270
KeyCorp	–	$–
6.20% to 12/15/2027 then 5 yr. CMT Rate + 3.13%, Perpetual (Callable 12/15/2027)	8,588	189,280
Series E, 6.13% to 12/15/2026 then 3 mo. Term SOFR + 4.15%, Perpetual (Callable 12/15/2026) (g)	4,800	109,968
M&T Bank Corp. Series J, 7.50%, Perpetual (Callable 06/15/2029)	3,900	100,659
Merchants Bancorp/IN, 8.25% to 10/01/2027 then 5 yr. CMT Rate + 4.34%, Perpetual (Callable 10/01/2027)	2,658	66,955
Midland States Bancorp, Inc., 7.75% to 09/30/2027 then 5 yr. CMT Rate + 4.71%, Perpetual (Callable 09/30/2027)	4,241	104,583
Morgan Stanley	–	$–
Series F, 6.88% (3 mo. LIBOR US + 394.00%), Perpetual (Callable 10/15/2024) (b) (g)	6,045	151,669
Series K, 5.85% (3 mo. LIBOR US + 349.10%), Perpetual (Callable 04/15/2027) (b) (g)	6,823	169,483
Series P, 6.50%, Perpetual (Callable 10/15/2027)	4,600	120,060
Old National Bancorp/IN Series C, 7.00%, Perpetual (Callable 08/20/2025) (g)	5,760	142,675
Regions Financial Corp., Series C, 5.70% to 08/15/2029 then 3 mo. Term SOFR + 3.41%, Perpetual (Callable 05/15/2029) (g)	5,760	132,192
State Street Corp. Series G, 5.35% (3 mo. LIBOR US + 370.90%), Perpetual (Callable 03/15/2026) (b)	3,781	90,895
Synovus Financial Corp., Series E, 5.88% to 07/01/2029 then 5 yr. CMT Rate + 4.13%, Perpetual (Callable 07/01/2029)	9,453	237,081
Truist Financial Corp. Series R, 4.75%, Perpetual (Callable 09/01/2025) (g)	6,132	121,720
US Bancorp Series K, 5.50%, Perpetual (Callable 07/31/2024)	5,760	133,402
Wells Fargo & Co. Series DD, 4.25%, Perpetual (Callable 09/15/2026)	5,760	108,115
WesBanco, Inc., Series A, 6.75% to 08/15/2025 then 5 yr. CMT Rate + 6.56%, Perpetual (Callable 11/15/2025)	4,800	117,120
Western Alliance Bancorp, Series A, 4.25% to 09/30/2026 then 5 yr. CMT Rate + 3.45%, Perpetual (Callable 09/30/2026)	7,076	127,722
Wintrust Financial Corp., Series E, 6.88% to 07/15/2025 then 5 yr. CMT Rate + 6.51%, Perpetual (Callable 07/15/2025)	5,874	146,615
		3,966,547

Distribution/Wholesale - 1.5%
WESCO International, Inc., Series A, 10.63% to 06/22/2025 then 5 yr. CMT Rate + 10.33%, Perpetual (Callable 06/22/2025) (g)	6,678	173,161

Diversified Financial Services - 9.4%
Air Lease Corp., Series A, 9.24% to 06/15/2024 then 3 mo. Term SOFR + 3.91%, Perpetual (Callable 07/31/2024)	5,760	145,382
Apollo Global Management, Inc., 7.63% to 12/15/2028 then 5 yr. CMT Rate + 3.23%, 09/15/2053 (Callable 09/15/2028)	4,118	108,715
B Riley Financial, Inc. 5.00%, 12/31/2026 (Callable 10/02/2026)	3,369	60,002
Capital One Financial Corp.	–	$–
Series I, 5.00%, Perpetual (Callable 12/01/2024) (g)	4,864	96,794
Series J, 4.80%, Perpetual (Callable 06/01/2025) (g)	2,923	54,982
Series L, 4.38%, Perpetual (Callable 09/01/2026)	3,475	61,229
Stifel Financial Corp. Series D, 4.50%, Perpetual (Callable 08/15/2026)	8,559	146,787
Synchrony Financial	–	$–
Series A, 5.63%, Perpetual (Callable 11/15/2024) (g)	6,348	115,597
Series B, 8.25% to 5/15/2029 then 5 yr. CMT Rate + 4.04%, Perpetual (Callable 05/15/2029)	4,600	117,346
Voya Financial, Inc., Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual (Callable 09/15/2029)	6,179	150,026
		1,056,860

Electric - 8.3%
Algonquin Power & Utilities Corp. Series 19-A, 6.20% (3 mo. LIBOR US + 4.01%), 07/01/2079 (Callable 10/01/2024) (b)	5,874	147,907
Brookfield BRP Holdings Canada, Inc. 4.63%, Perpetual (Callable 04/30/2026)	3,220	49,878
CMS Energy Corp. 5.88%, 03/01/2079 (Callable 07/11/2024)	2,883	69,798
National Rural Utilities Cooperative Finance Corp. Series US, 5.50%, 05/15/2064 (Callable 07/31/2024) (g)	4,800	117,264
SCE Trust III Series H, 8.59% (3 mo. Term SOFR + 3.25%), Perpetual (Callable 07/31/2024)	4,810	120,923
SCE Trust IV, Series J, 5.38% to 09/15/2025 then 3 mo. Term SOFR + 3.39%, Perpetual (Callable 09/15/2025) (g)	4,800	113,088
SCE Trust V, Series K, 5.45% to 03/15/2026 then 3 mo. Term SOFR + 4.05%, Perpetual (Callable 03/15/2026) (g)	4,898	121,862
Sempra 5.75%, 07/01/2079 (Callable 10/01/2024)	5,760	134,496
Southern Co. Series 2020, 4.95%, 01/30/2080 (Callable 01/30/2025)	2,883	63,628
		938,844

Insurance - 19.3%
American National Group, Inc.	–	$–
Series A, 5.95% to 12/1/2024 then 5 yr. CMT Rate + 4.32%, Perpetual (Callable 12/01/2024) (g)	7,145	173,409
Series B, 6.63% to 9/1/2025 then 5 yr. CMT Rate + 6.30%, Perpetual (Callable 09/01/2025) (g)	6,730	168,923
Aspen Insurance Holdings Ltd. Series **, 5.63%, Perpetual (Callable 10/01/2024)	2,883	56,189
Athene Holding Ltd.	–	$–
Series A, 6.35% to 6/30/2029 then 3 mo. LIBOR US + 4.25%, Perpetual (Callable 06/30/2029) (b) (g)	9,583	231,142
Series C, 6.38% to 9/30/2025 then 5 yr. CMT Rate + 5.97%, Perpetual (Callable 06/30/2025)	3,813	95,897
Axis Capital Holdings Ltd. Series E, 5.50%, Perpetual (Callable 07/31/2024)	2,200	46,464
Brighthouse Financial, Inc.	–	$–
6.25%, 09/15/2058 (Callable 07/31/2024) (g)	3,258	71,676
Series B, 6.75%, Perpetual (Callable 06/25/2025) (g)	6,862	171,687
Series C, 5.38%, Perpetual (Callable 12/25/2025)	3,474	67,118
Enstar Group Ltd., Series D, 7.00% to 09/01/2028 then 3 mo. LIBOR US + 4.02%, Perpetual (Callable 09/01/2028) (b) (g)	5,760	144,288
Equitable Holdings, Inc. Series A, 5.25%, Perpetual (Callable 12/15/2024) (g)	6,581	143,137
Jackson Financial, Inc., 8.00% to 03/30/2028 then 5 yr. CMT Rate + 3.73%, Perpetual (Callable 03/30/2028)	4,956	127,617
Kemper Corp., 5.88% to 03/15/2027 then 5 yr. CMT Rate + 4.14%, 03/15/2062 (Callable 03/15/2027)	4,314	95,037
Lincoln National Corp. Series D, 9.00%, Perpetual (Callable 12/01/2027)	4,404	123,092
MetLife, Inc.	–	$–
Series E, 5.63%, Perpetual (Callable 07/31/2024)	5,334	130,309
Series F, 4.75%, Perpetual (Callable 03/15/2025)	5,842	118,768
Prudential Financial, Inc. 5.63%, 08/15/2058 (Callable 07/31/2024)	2,770	67,893
Reinsurance Group of America, Inc., 5.75% to 06/15/2026 then 3 mo. LIBOR US + 4.04%, 06/15/2056 (Callable 06/15/2026) (b)	2,732	68,710
Unum Group 6.25%, 06/15/2058 (Callable 07/31/2024)	2,883	74,324
		2,175,680

Investment Companies - 0.5%
Brookfield Oaktree Holdings LLC Series B, 6.55%, Perpetual (Callable 07/31/2024)	2,883	61,552

Office-Business Equipment - 0.6%
Pitney Bowes, Inc. 6.70%, 03/07/2043 (Callable 07/30/2024)	3,700	70,781

REITS - 13.6%
AGNC Investment Corp., Series F, 6.13% to 04/15/2025 then 3 mo. LIBOR US + 4.70%, Perpetual (Callable 04/15/2025) (b)	6,724	162,250
Agree Realty Corp. Series A, 4.25%, Perpetual (Callable 09/17/2026)	3,000	52,920
Annaly Capital Management, Inc.	–	$–
Series F, 10.56% (3 mo. Term SOFR + 5.25%), Perpetual (Callable 07/31/2024)	2,800	71,372
Series I, 6.75% to 9/30/2024 then 3 mo. LIBOR US + 4.99%, Perpetual (Callable 07/31/2024) (b)	2,848	72,966
Arbor Realty Trust, Inc., Series F, 6.25% to 10/12/2026 then 3 mo. Term SOFR + 5.44%, Perpetual (Callable 10/12/2026)	6,671	130,285
Digital Realty Trust, Inc. Series L, 5.20%, Perpetual (Callable 10/10/2024)	7,520	161,680
Hudson Pacific Properties, Inc. Series C, 4.75%, Perpetual (Callable 11/16/2026)	2,829	38,729
KKR Real Estate Finance Trust, Inc. Series A, 6.50%, Perpetual (Callable 04/16/2026) (g)	4,896	87,883
MFA Financial, Inc., Series C, 6.50% to 03/31/2025 then 3 mo. LIBOR US + 5.35%, Perpetual (Callable 03/31/2025) (b)	4,910	115,385
Pebblebrook Hotel Trust Series G, 6.38%, Perpetual (Callable 05/13/2026) (g)	5,760	112,838
Public Storage	–	$–
Series M, 4.13%, Perpetual (Callable 08/14/2025) (g)	1,010	18,786
Series S, 4.10%, Perpetual (Callable 01/13/2027)	6,362	115,407
Sachem Capital Corp.	–	$–
6.88%, 12/30/2024 (Callable 07/31/2024) (g)	2,773	68,382
6.00%, 12/30/2026 (Callable 07/30/2024) (g)	2,773	60,174
Series A, 7.75%, Perpetual (Callable 06/29/2026)	5,760	122,169
Vornado Realty Trust	–	$–
Series N, 5.25%, Perpetual (Callable 11/24/2025) (g)	7,684	114,953
Series O, 4.45%, Perpetual (Callable 09/22/2026)	1,670	22,445
		1,528,624

Savings & Loans - 2.8%
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual (Callable 09/01/2027)	8,182	188,350
New York Community Bancorp, Inc., Series A., 6.38% to 03/17/2027 then 3 mo. LIBOR US + 3.82%, Perpetual (Callable 03/17/2027) (b)	6,822	122,932
		311,282

Telecommunications - 4.1%
AT&T, Inc.	–	$–
5.63%, 08/01/2067 (Callable 07/31/2024)	2,829	67,670
Series A, 5.00%, Perpetual (Callable 12/12/2024) (g)	1,127	23,757
Series C, 4.75%, Perpetual (Callable 02/18/2025) (g)	5,457	110,013
Telephone and Data Systems, Inc. Series UU, 6.63%, Perpetual (Callable 03/31/2026) (g)	5,760	114,681
United States Cellular Corp. 5.50%, 03/01/2070 (Callable 03/01/2026)	7,019	142,837
		458,958
TOTAL PREFERRED STOCKS (Cost $12,213,669)		11,140,375

PURCHASED OPTIONS - 0.0%(c)(d)(e)	Notional Amount	Contracts	Value
Put Options - 0.0%(e)			$–
SPDR S&P 500 ETF,		–	$–
Expiration: 07/12/2024; Exercise Price: $430.00 (f)	$1,548,000	36	90
Expiration: 07/26/2024; Exercise Price: $450.00 (f)	1,620,000	36	450
Expiration: 08/02/2024; Exercise Price: $450.00 (f)	1,620,000	36	684
Total Put Options			1,224
TOTAL PURCHASED OPTIONS (Cost $2,761)			1,224

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%	Shares
First American Government Obligations Fund - Class X, 5.23% (h)	74,535	74,535
TOTAL SHORT-TERM INVESTMENTS (Cost $74,535)		74,535

TOTAL INVESTMENTS - 99.5% (Cost $12,290,965)		11,216,134
Other Assets in Excess of Liabilities - 0.5%		53,654
TOTAL NET ASSETS - 100.0%		$11,269,788

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Represents less than 0.05% of net assets.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.
(g)	A portion or all of the security has been segregated or earmarked as collateral for written options. As of June 30, 2024, the value of these securities amounts to $3,571,345 or 31.7% of net assets.
(h)	The rate shown represents the 7-day annualized effective yield as of June 30, 2024.

Preferred-Plus ETF
Schedule of Written Options
June 30, 2024 (Unaudited)

WRITTEN OPTIONS - (0.1)% (a)(b)	Notional Amount	Contracts	Value
Put Options - (0.1)%
SPDR S&P 500 ETF (a)(b)		0	–
Expiration: 07/12/2024; Exercise Price: $511.00 (a)(b)	$(1,839,600)	(36)	$(666)
Expiration: 07/26/2024; Exercise Price: $530.00 (a)(b)	(1,908,000)	(36)	(6,786)
Expiration: 08/02/2024; Exercise Price: $530.00 (a)(b)	(1,908,000)	(36)	(9,216)
Total Put Options			(16,668)
TOTAL WRITTEN OPTIONS (Premiums received $27,155)			$(16,668)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Preferred-Plus ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Preferred Stocks	$11,140,375	$–	$–	$11,140,375
Purchased Options	–	1,224	–	1,224
Money Market Funds	74,535	–	–	74,535
Total Investments	$11,214,910	$1,224	$–	$11,216,134

Liabilities:
Investments:
Written Options	$–	$(16,668)	$–	$(16,668)
Total Investments	$–	$(16,668)	$–	$(16,668)

Refer to the Schedule of Investments for further disaggregation of investment categories.